TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax liabilities and assets are as follows:

		December 31,
		2018	2017
1.	Provided in respect of the following:

	Carryforward tax losses and credits *)	$41,561	$38,918
	Property, equipment and intangibles	904	1,484
	Deferred revenues	823	2,224
	Research and development costs	804	1,716
	Other	7,202	7,435

	Gross deferred tax assets	51,294	51,777

	Valuation allowance	(40,943)	(44,882)

	Net deferred tax assets	10,351	6,895

	Gross deferred tax liabilities
	Property, equipment and intangibles	(3,208)	(3,098)
	Subsidy income	(3,574)	(3,093)
	Other	(22)	(829)

	Gross deferred tax liabilities	(6,804)	(7,020)

	Net deferred tax assets (liabilities)	$3,547	$(125)

	*) The amounts are shown after reduction for unrecognized tax benefits of $ 1,989 as of December 31, 2018.

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Long term assets	$4,127	$861
	Long term liabilities	$(580)	$(986

Reconciliation of Statutory Tax Rate to Effective Tax Rate
Reconciling items between the statutory tax rate of the Company and the actual taxes on income (tax benefit):

	Year ended December 31,
	2018	2017	2016
Income (loss) before taxes on income from continuing operations , as reported in the consolidated statements of income (loss)	$16,986	$6,554	$(4,088)

Statutory tax rate	23.0%	24.0%	25.0%

Theoretical taxes on income (tax benefit)	$3,907	$1,573	$(1,022)
Currency differences	3,089	(3,225)	(2,174)
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	345	2,849	(5,580)
Changes in valuation allowance	(3,939)	(3,343)	11,832
Loss from liquidation of subsidiaries *)	(8,930)	-	-
Forfeiture of carryforward tax losses	-	622	261
Exempt subsidy income (loss)	394	(2,646)	(4,224)
U.S. Tax Cuts and Jobs Acts effect	56	2,138	-
Nondeductible expenses and other differences	3,655	1,785	2,159

	$(1,423)	$(247)	$1,252

*)	In 2018 the Company’s Dutch subsidiary liquidated some of its subsidiaries and consequently recognized losses for tax purposes. These losses can be offset from taxable income in future periods under the tax regulations in the Netherlands. The Company does not expect these losses to be realized in the foreseeable future and respectively provided a full valuation allowance.

Schedule of Taxes on Income
Taxes on income (tax benefit) included in the consolidated statements of income (loss):

	Year ended December 31,
	2018	2017	2016

Current	$2,249	$(436)	$1,248
Deferred	(3,672)	189	4

	$(1,423)	$(247)	$1,252

Domestic	$610	$768	$555
Foreign	(2,033)	(1,015)	697

	$(1,423)	$(247)	$1,252

Schedule of Income (Loss) Before Taxes on Income
Income (loss) before taxes on income (tax benefit) from continuing operations:

	Year ended December 31,
	2018	2017	2016

Domestic	$6,596	$1,289	$(8,056)
Foreign	10,390	5,265	3,968

	$16,986	$6,554	$(4,088)

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending gross amount of unrecognized tax benefits is as follows:

	December 31,
	2018	2017

Balance at beginning of year	$129	$776
Settlements with tax authorities	-	(718)
Reductions for prior years' tax position	-	(58)
Additions for prior years' tax position	1,809	129
Additions for current years' tax position	296	-

Balance at the end of year *)	$2,234	$129

*) The amount for the year ended December 31, 2018 includes $1,989 of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 10d.